Common Stock and Stock Warrants - Warrants (Details) (Detail) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Exercise price of warrants (in USD per share)	$ 92.99	$ 92.99	$ 92.99
Warrants to purchase common stock
Class of Stock [Line Items]
Number of warrants outstanding (in shares)	240,620	240,620	240,620